Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and Other Payables	14. Trade and Other Payables

	As of December 31,
(in thousands of $)	2025	2024	2023
Trade payables	$554,268	$342,228	$245,557
Sales rebates and reserves	402,032	140,474	55,788
Short‑term employee benefits	212,344	150,818	95,104
Other	98,500	16,473	17,564
Total trade and other payables	$1,267,144	$649,993	$414,013
The carrying amounts of trade and other payables approximate their respective fair values. Trade payables correspond primarily to R&D, commercial and manufacturing activities and include accrued expenses related to these activities.
Short-term employee benefits include payables and accruals for salaries and bonuses to be paid to the employees of the
Company.
The following table summarizes the movement in the sales rebates and reserves for the year ended December 31, 2025,
2024 and 2023:

(in thousands of $)	Rebates and chargebacks	Distribution fees, product returns	Total sales rebates and reserves
Balance on January 1, 2023	$15,398	$4,079	$19,478
Current estimate related to the sales made in the current year	123,542	26,427	149,969
Adjustment for prior periods	(4,041)	(883)	(4,924)
Credits or payments1)	(85,237)	(23,497)	(108,734)
Balance on December 31, 2023	$49,662	$6,126	$55,788
Current estimate related to the sales made in the current year	285,863	50,239	336,102
Adjustment for prior periods	(10,912)	(162)	(11,074)
Credits or payments1)	(197,202)	(43,140)	(240,342)
Balance on December 31, 2024	$127,411	$13,063	$140,474
Current estimate related to the sales made in the current period	824,251	132,171	956,422
Adjustment for prior periods	(6,507)	2,038	(4,469)
Credits or payments	(583,779)	(112,685)	(696,464)
Foreign currency translation differences	6,584	(515)	6,069
Balance on December 31, 2025	$367,960	$34,072	$402,032
1)Comparative figures have been aligned to the presentation adopted in the current year.